Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Financial assets (CHF million)
Loans	254,532	250,659	247,054	246,186
Financial liabilities (CHF million)
Short-term borrowings	29,426	24,181	20,193	20,976
Long-term debt	143,827	132,434	130,042	133,505
Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,158		63,435
Loans	231,016		223,902
Other financial assets	145,936		142,656
Financial liabilities (CHF million)
Due to banks and deposits	368,769		351,476
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	27,538		17,928
Short-term borrowings	22,294		14,140
Long-term debt	73,610		66,673
Other financial liabilities	92,096		96,611
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other financial assets	68,039		72,134
Financial liabilities (CHF million)
Due to banks and deposits	212,058		212,418
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other financial liabilities	0		1,129
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,610		62,891
Loans	234,112		225,641
Other financial assets	76,670		69,310
Financial liabilities (CHF million)
Due to banks and deposits	156,614		138,980
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	27,538		17,928
Short-term borrowings	22,298		14,148
Long-term debt	71,560		64,043
Other financial liabilities	91,559		94,414
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	548		544
Loans	2,508		3,940
Other financial assets	1,619		1,568
Financial liabilities (CHF million)
Due to banks and deposits	10		9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	4,018		3,774
Other financial liabilities	617		1,085
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,158		63,435
Loans	236,620		229,581
Other financial assets	146,328		143,012
Financial liabilities (CHF million)
Due to banks and deposits	368,682		351,407
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	27,538		17,928
Short-term borrowings	22,298		14,148
Long-term debt	75,578		67,817
Other financial liabilities	92,176		96,628